Bank Loans and issuance of Debt Securities - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	$ 34,103,846	$ 27,842,584	$ 25,105,870
Repayments on bank loans and payment of debt securities	(2,244,132)	(7,839,007)	(7,441,663)
Non-cash changes, Proceeds from issuance of Debt securities	5,400,000	7,757,588	7,000,000
Non-cash changes, Proceeds from Debt long-term	3,715,459	6,872,783	3,779,413
Non-cash changes, Exchange effects	(649,059)	(306,934)	167,992
Fair value adjustments in P&L		(6,756)	(51,656)
Hedges fair value adjustments	100,786	(216,412)	(717,372)
Ending balance	40,426,900	34,103,846	27,842,584
Debt Securities Current Portion [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	2,256,892	3,964,668	2,659,590
Repayments on bank loans and payment of debt securities	(2,244,132)	(3,964,668)	(2,659,590)
Non-cash changes, Proceeds from Debt long-term	2,715,459	1,500,000
Non-cash changes, Exchange effects	(552,569)
Non-cash changes, Long-term reclassification	5,654,576	756,892	3,964,668
Ending balance	7,830,226	2,256,892	3,964,668
Long-Term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	6,232,858	5,196,240	6,195,576
Repayments on bank loans and payment of debt securities	0	(3,874,339)	(4,782,073)
Non-cash changes, Proceeds from Debt long-term	1,000,000	5,372,783	3,779,413
Non-cash changes, Exchange effects	(96,490)	(306,934)	167,992
Non-cash changes, Long-term reclassification	(2,654,576)	(154,892)	(164,668)
Ending balance	4,481,792	6,232,858	5,196,240
Debt Securities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	25,855,588	18,700,000	15,500,000
Non-cash changes, Proceeds from issuance of Debt securities	5,400,000	7,757,588	7,000,000
Non-cash changes, Long-term reclassification	(3,000,000)	(602,000)	(3,800,000)
Ending balance	28,255,588	25,855,588	18,700,000
Derivative Financial Instruments [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	(241,492)	(18,324)	750,704
Fair value adjustments in P&L		(6,756)	(51,656)
Hedges fair value adjustments	100,786	(216,412)	(717,372)
Ending balance	$ (140,706)	$ (241,492)	$ (18,324)